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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Haverford Financial Services, Inc.
Address:   3 Radnor Corporate Center, Suite 450
           Radnor, PA 19087

Form 13F File Number: 28-11678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
Title:   Vice President
Phone:   (610) 995-8726

Signature, Place, and Date of Signing:


/s/ Eric Drossner
------------------------------------
Eric Drossner
Radnor, PA 19087
November 14, 2011

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:         $45,009 (thousands)

List of Other Included Managers:

     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None


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                             Form 13-F
                             9/30/2011

     Name of Reporting Manager:  Haverford Financial Services

        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE    SHARED    NONE
------------------------ -------------- --------- ----------- ---------- --- ---- ---------- ---------- -------- -------- --------
ABBOT LABS               COM            002824100  1,386      27,110      SH            SOLE               23377        0     3,733
ACCENTURE LTD            SHS CLASS A    G1151C101  1,490      28,275      SH            SOLE               23995        0     4,280
AFLAC                    COM            001055102    242       6,918      SH            SOLE                6918        0         0
APACHE CORP              COM            037411105    585       7,295      SH            SOLE                6080        0     1,215
AIR PRODUCTS AND
 CHEMICALS INC           COM            009158106  1,289      16,882      SH            SOLE               14499        0     2,383
BECTON DICKINSON         COM            075887109  1,599      21,806      SH            SOLE               18990        0     2,816
BLACKROCK INC            COM            09247X101    721       4,869      SH            SOLE                4133        0       736
CATERPILLAR INC          COM            149123101  1,175      15,916      SH            SOLE               13933        0     1,983
CONOCOPHILLIPS           COM            20825C104  1,399      22,096      SH            SOLE               19484        0     2,612
CVS/CAREMARK CORP        COM            126650100    916      27,268      SH            SOLE               23959        0     3,309
CHEVRON CORP             COM            166764100  1,867      20,169      SH            SOLE               17254        0     2,915
DU PONT E I DE NEMOURS
 CO                      COM            263534109  1,575      39,407      SH            SOLE               34174        0     5,233
DISNEY WALT PRODUCTIONS  COM            254687106  1,846      61,222      SH            SOLE               52730        0     8,492
EATON CORP               COM            278058102    875      24,652      SH            SOLE               20947        0     3,705
HEWLETT PACKARD CO       COM            428236103    177       7,890      SH            SOLE                7593        0       297
INTERNATIONAL BUSINESS
 MACHINES                COM            459200101  2,283      13,053      SH            SOLE               11040        0     2,013
INTEL CORP               COM            458140100  1,225      57,387      SH            SOLE               49350        0     8,037
JOHNSON CONTROLS         COM            478366107  1,197      45,402      SH            SOLE               37477        0     7,925
JOHNSON & JOHNSON        COM            478160104  1,543      24,219      SH            SOLE               20638        0     3,581
JPMORGAN CHASE & CO      COM            46625H100  1,042      34,602      SH            SOLE               28553        0     6,049
COCA-COLA CO             COM            191216100  1,119      16,568      SH            SOLE               14290        0     2,278
MCDONALDS CORP           COM            580135101  1,589      18,098      SH            SOLE               15579        0     2,519
METLIFE INC              COM            59156R108    839      29,956      SH            SOLE               24827        0     5,129
MICROSOFT CORP           COM            594918104  1,562      62,739      SH            SOLE               55005        0     7,734
NOVARTIS AG              SPONSORED ADR  66987V109  1,578      28,291      SH            SOLE               23849        0     4,442
NYSE EURONEXT            COM            629491101    889      38,236      SH            SOLE               33224        0     5,012
PEPSICO INC              COM            713448108  1,620      26,166      SH            SOLE               22342        0     3,824
PROCTER & GAMBLE         COM            742718109  1,491      23,602      SH            SOLE               19903        0     3,699
QUALCOMM INC             COM            747525103    744      15,297      SH            SOLE               12625        0     2,672
TEVA PHARMACEUTICAL INDS
 LTDADR                  ADR            881624209    719      19,311      SH            SOLE               15467        0     3,844
UNION PACIFIC CORP       COM            907818108  1,086      13,293      SH            SOLE               11627        0     1,666
UNITED TECHNOLOGIES CORP COM            913017109  1,854      26,353      SH            SOLE               23059        0     3,294
WELLS FARGO CO           COM            949746101  1,665      69,042      SH            SOLE               58565        0    10,477
WHIRLPOOL                COM            963320106      6         125      SH            SOLE                   0        0       125
WAL-MART STORES          COM            931142103  1,361      26,222      SH            SOLE               22353        0     3,869
EXXON MOBIL CORP         COM            30231G102  2,455      33,801      SH            SOLE               28918        0     4,883

                                                   45009